Segment Reporting - Additional Information (Detail) $ in Millions		12 Months Ended	19 Months Ended
	May 08, 2019 USD ($)	Dec. 31, 2021 segment	May 07, 2019
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment		2
Altera
Segment Reporting Information [Line Items]
Due from Affiliate, Noncurrent | $	$ 25
Altera | General Partner
Segment Reporting Information [Line Items]
Interest of Company's general partner			49.00%
Altera | Thousands of Shares of Common Stock Outstanding
Segment Reporting Information [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest			13.80%
Teekay Corporation | General Partner | Altera
Segment Reporting Information [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	49.00%